CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

27.    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	880	757	116
Prepaid expenses and other current assets, net	2,453	1,328	204

Total current assets	3,333	2,086	320

Non-current assets:
Long term investments	20,045	20,045	3,072
Investments in subsidiaries and consolidated VIEs	(603,810)	(686,847)	(105,264)

Total non-current assets	(583,765)	(666,802)	(102,192)

TOTAL ASSETS	(580,432)	(664,716)	(101,872)

LIABILITIES AND SHAREHOLDERS’ DEFECIT:
Current liabilities:
Accrued employee benefits	1,886	1,449	222
Accrued expenses and other payables	2,710	2,968	455

Total current liabilities	4,596	4,417	677

Total liabilities	4,596	4,417	677

Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,656,529 and 436,816,529 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	338	338	44
Additional paid-in capital	1,581,064	1,581,684	242,404
Treasury stock	(15,332)	(15,332)	(2,350)
Statutory reserves	1,326	1,326	203
Accumulated deficit	(2,152,240)	(2,224,747)	(340,957)
Accumulated other comprehensive loss	(184)	(12,402)	(1,893)
Total shareholders’ deficit	(585,028)	(669,133)	(102,549)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	(580,432)	(664,716)	(101,872)

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

General and administrative expenses	(8,551)	(32,232)	(11,802)	(1,809)

Operating loss	(8,551)	(32,232)	(11,802)	(1,809)

Interest income/(expense), net	5	(3)	—	—
Other income	21,662	3,430	—	—
Foreign exchange gain	4,200	1,448	13,568	2,079
Share of losses from subsidiaries and consolidated VIEs	(41,734)	(24,314)	(74,273)	(11,381)

Loss before income taxes	(24,418)	(51,671)	(72,507)	(11,111)
Income tax expense	—	—	—	—

Net loss	(24,418)	(51,671)	(72,507)	(11,111)

Foreign currency translation adjustment	(1,037)	(1,706)	(12,218)	(1,872)

Total other comprehensive loss, net of nil tax	(1,037)	(1,706)	(12,218)	(1,872)
Comprehensive loss	(25,455)	(53,377)	(85,341)	(12,983)

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of RMB and US$)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(4,151)	(10,481)	(123)	(19)

Cash flows from investing activities:
Net cash provided by investing activities	—	—	—	—
Cash flows from financing activities:
Net cash used in financing activities	—	—	—	—
Net increase /(decrease)in cash and cash equivalents	4,151	(10,481)	(123)	(19)
Cash and cash equivalents at beginning of the year	1,141	8,455	880	135
Effect of foreign exchange rate changes on cash	3,163	2,906	—	—
Cash and cash equivalents at end of the year	8,455	880	757	116

(a)    Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries and VIEs. The Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income as “Share of losses from subsidiaries and Consolidated VIEs” on the statements of comprehensive loss. The PRC subsidiary and VIEs have restrictions on their ability to pay dividends to the Company under PRC laws and regulations (Note 22). The subsidiaries and VIEs did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)    Commitments

The Company does not have significant commitments or long-term obligations as of any of the periods presented.